Income Taxes - Summary of Classification of Deferred Tax Assets Liabilities by Current and Non-current (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Deferred Tax Assets and Liabilities [Abstract]
Non-Current deferred tax assets	$ 30,758	$ 47,242
Total deferred tax assets	30,758	47,242
Less valuation allowance	(18,007)	(42,584)	$ (45,526)	$ (46,189)
Net deferred tax assets	12,751	4,658
Non-Current deferred tax liabilities	0	0
Total deferred tax liabilities	0	0
Total deferred tax	$ 12,751	$ 4,658